Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand and petty cash	$ 24,719	$ 11,775
Checking accounts and demand deposits	3,622,037	3,018,523
Total	$ 3,646,756	$ 3,030,298	$ 3,734,316	$ 2,179,667